Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2017
Basis of Presentation and General Information [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
Charterer	2017	2016	2015
A	17%
B	14%	15%
C	12%	10%
D		19%	24%
E		10%	20%
F			12%
G			10%